Fees and Expenses - Prospectus Summary	Oct. 31, 2025 USD ($)
NYLI Winslow Large Cap Growth Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. In addition, different financial intermediary firms and financial professionals may impose different sales loads and waivers. More information about these and other discounts or waivers is available from your financial professional, in the "Information on Sales Charges" section starting on page 142 of the Prospectus and Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts, and in the "Alternative Sales Arrangements" section on page 150 of the Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - NYLI Winslow Large Cap Growth Fund	Class A		INVESTOR CLASS		Class C	Class I	Class R1	Class R2	Class R3	Class R6	SIMPLE CLASS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%		5.00%		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[1]	0.00%	[1]	1.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
[1]	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - NYLI Winslow Large Cap Growth Fund		Class A	INVESTOR CLASS	Class C	Class I	Class R1	Class R2	Class R3	Class R6	SIMPLE CLASS
Management Fees (as a percentage of Assets)	[1]	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%
Distribution and Service (12b-1) Fees		0.25%	0.25%	1.00%	0.00%	0.00%	0.25%	0.50%	0.00%	0.50%
Other Expenses (as a percentage of Assets):		0.09%	0.25%	0.25%	0.09%	0.19%	0.19%	0.19%	0.03%	0.08%
Expenses (as a percentage of Assets)		0.95%	1.11%	1.86%	0.70%	0.80%	1.05%	1.30%	0.64%	1.19%
Fee Waiver or Reimbursement	[2]	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)
Net Expenses (as a percentage of Assets)	[2]	0.94%	1.10%	1.85%	0.69%	0.79%	1.04%	1.29%	0.63%	1.18%
Fee Waiver or Reimbursement over Assets, Date of Termination		February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027
[1]	The management fee is as follows: 0.75% on assets up to $500 million; 0.725% on assets from $500 million to $750 million; 0.71% on assets from $750 million to $1 billion; 0.70% on assets from $1 billion to $2 billion; 0.66% on assets from $2 billion to $3 billion; 0.61% on assets from $3 billion to $7 billion; 0.585% on assets from $7 billion to $9 billion; and 0.575% on assets over $9 billion.
[2]	New York Life Investment Management LLC (”New York Life Investment Management”) has contractually agreed to waive a portion of its management fee for the Fund so that the management fee does not exceed 0.550% on assets from $11 billion to $13 billion; and 0.525% on assets over $13 billion. This agreement will remain in effect until February 28, 2027, and shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods (except as indicated with respect to Class C shares). The Example reflects Class C shares converting into Investor Class shares in years 9-10; expenses could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	Assuming redemption at end of period
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - NYLI Winslow Large Cap Growth Fund - USD ($)	Class A	INVESTOR CLASS	Class C	Class I	Class R1	Class R2	Class R3	Class R6	SIMPLE CLASS
Expense Example, with Redemption, 1 Year	$ 641	$ 607	$ 288	$ 70	$ 81	$ 106	$ 131	$ 64	$ 120
Expense Example, with Redemption, 3 Years	835	834	584	223	254	333	411	204	377
Expense Example, with Redemption, 5 Years	1,046	1,080	1,005	389	443	578	712	356	653
Expense Example, with Redemption, 10 Years	$ 1,651	$ 1,783	$ 1,983	$ 870	$ 989	$ 1,282	$ 1,567	$ 797	$ 1,442

Expense Example, No Redemption, By Year, Caption [Text]	Assuming no redemption
Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - NYLI Winslow Large Cap Growth Fund	Class C USD ($)
Expense Example, No Redemption, 1 Year	$ 188
Expense Example, No Redemption, 3 Years	584
Expense Example, No Redemption, 5 Years	1,005
Expense Example, No Redemption, 10 Years	$ 1,983

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 84% of the average value of its portfolio.

Portfolio Turnover, Rate	84.00%
NYLI Winslow Large Cap Growth Fund | Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.
NYLI Winslow Large Cap Growth Fund | INVESTOR CLASS
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.
NYLI WMC Enduring Capital Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. In addition, different financial intermediary firms and financial professionals may impose different sales loads and waivers. More information about these and other discounts or waivers is available from your financial professional, in the "Information on Sales Charges" section starting on page 142 of the Prospectus and Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts, and in the "Alternative Sales Arrangements" section on page 150 of the Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - NYLI WMC Enduring Capital Fund	Class A		INVESTOR CLASS		Class C	Class I	Class R6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%		5.00%		0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[1]	0.00%	[1]	1.00%	0.00%	0.00%
[1]	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - NYLI WMC Enduring Capital Fund		Class A	INVESTOR CLASS	Class C	Class I	Class R6
Management Fees (as a percentage of Assets)	[1]	0.55%	0.55%	0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees		0.25%	0.25%	1.00%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.12%	0.36%	0.36%	0.12%	0.05%
Expenses (as a percentage of Assets)		0.92%	1.16%	1.91%	0.67%	0.60%
[1]	The management fee is as follows: 0.55% on assets up to $500 million; 0.525% on assets from $500 million to $1 billion; and 0.50% on assets over $1 billion.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods (except as indicated with respect to Class C shares). The Example reflects Class C shares converting into Investor Class shares in years 9-10; expenses could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	Assuming redemption at end of period
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - NYLI WMC Enduring Capital Fund - USD ($)	Class A	INVESTOR CLASS	Class C	Class I	Class R6
Expense Example, with Redemption, 1 Year	$ 639	$ 612	$ 294	$ 68	$ 61
Expense Example, with Redemption, 3 Years	827	850	600	214	192
Expense Example, with Redemption, 5 Years	1,031	1,106	1,032	373	335
Expense Example, with Redemption, 10 Years	$ 1,619	$ 1,839	$ 2,038	$ 835	$ 750

Expense Example, No Redemption, By Year, Caption [Text]	Assuming no redemption
Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - NYLI WMC Enduring Capital Fund	Class C USD ($)
Expense Example, No Redemption, 1 Year	$ 194
Expense Example, No Redemption, 3 Years	600
Expense Example, No Redemption, 5 Years	1,032
Expense Example, No Redemption, 10 Years	$ 2,038

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15% of the average value of its portfolio.

Portfolio Turnover, Rate	15.00%
NYLI WMC Enduring Capital Fund | Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.
NYLI WMC Enduring Capital Fund | INVESTOR CLASS
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.
NYLI WMC Value Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. In addition, different financial intermediary firms and financial professionals may impose different sales loads and waivers. More information about these and other discounts or waivers is available from your financial professional, in the "Information on Sales Charges" section starting on page 142 of the Prospectus and Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts, and in the "Alternative Sales Arrangements" section on page 150 of the Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - NYLI WMC Value Fund	Class A		INVESTOR CLASS		Class C	Class I	Class R6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%		5.00%		0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[1]	0.00%	[1]	1.00%	0.00%	0.00%
[1]	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - NYLI WMC Value Fund		Class A	INVESTOR CLASS	Class C	Class I	Class R6
Management Fees (as a percentage of Assets)	[1]	0.66%	0.66%	0.66%	0.66%	0.66%
Distribution and Service (12b-1) Fees		0.25%	0.25%	1.00%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.11%	0.32%	0.32%	0.11%	0.04%
Expenses (as a percentage of Assets)		1.02%	1.23%	1.98%	0.77%	0.70%
Fee Waiver or Reimbursement	[2]	0.00%	0.00%	0.00%	(0.07%)	0.00%
Net Expenses (as a percentage of Assets)	[2]	1.02%	1.23%	1.98%	0.70%	0.70%
Fee Waiver or Reimbursement over Assets, Date of Termination		February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027
[1]	The management fee is as follows: 0.66% on assets up to $1 billion; 0.64% on assets from $1 billion to $3 billion; and 0.62% on assets over $3 billion.
[2]	New York Life Investment Management LLC ("New York Life Investment Management") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class I shares do not exceed 0.70% of its average daily net assets. In addition, New York Life Investment Management will waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class R6 do not exceed those of Class I. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or, at any time, upon approval of the Board of Trustees of the Fund.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods (except as indicated with respect to Class C shares). The Example reflects Class C shares converting into Investor Class shares in years 9-10; expenses could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	Assuming redemption at end of period
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - NYLI WMC Value Fund - USD ($)	Class A	INVESTOR CLASS	Class C	Class I	Class R6
Expense Example, with Redemption, 1 Year	$ 648	$ 619	$ 301	$ 72	$ 72
Expense Example, with Redemption, 3 Years	857	871	621	239	224
Expense Example, with Redemption, 5 Years	1,082	1,142	1,068	421	390
Expense Example, with Redemption, 10 Years	$ 1,729	$ 1,914	$ 2,113	$ 948	$ 871

Expense Example, No Redemption, By Year, Caption [Text]	Assuming no redemption
Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - NYLI WMC Value Fund	Class C USD ($)
Expense Example, No Redemption, 1 Year	$ 201
Expense Example, No Redemption, 3 Years	621
Expense Example, No Redemption, 5 Years	1,068
Expense Example, No Redemption, 10 Years	$ 2,113

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 43% of the average value of its portfolio.

Portfolio Turnover, Rate	43.00%
NYLI WMC Value Fund | Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.
NYLI WMC Value Fund | INVESTOR CLASS
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.
NYLI Candriam Emerging Markets Debt Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. In addition, different financial intermediary firms and financial professionals may impose different sales loads and waivers. More information about these and other discounts or waivers is available from your financial professional, in the "Information on Sales Charges" section starting on page 202 of the Prospectus and Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts, and in the "Alternative Sales Arrangements" section on page 150 of the Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - NYLI Candriam Emerging Markets Debt Fund	Class A		INVESTOR CLASS		Class C	Class I
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.50%		4.00%		0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[1]	0.00%	[1]	1.00%	0.00%
[1]	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - NYLI Candriam Emerging Markets Debt Fund		Class A	INVESTOR CLASS	Class C	Class I
Management Fees (as a percentage of Assets)	[1]	0.70%	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees		0.25%	0.25%	1.00%	0.00%
Other Expenses (as a percentage of Assets):		0.28%	0.81%	0.81%	0.23%
Expenses (as a percentage of Assets)		1.23%	1.76%	2.51%	0.93%
Fee Waiver or Reimbursement	[2],[3]	(0.08%)	(0.26%)	(0.26%)	(0.08%)
Net Expenses (as a percentage of Assets)	[2],[3]	1.15%	1.50%	2.25%	0.85%
Fee Waiver or Reimbursement over Assets, Date of Termination		February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027
[1]	The management fee is as follows: 0.70% on assets up to $500 million and 0.65% on assets over $500 million.
[2]	New York Life Investment Management LLC ("New York Life Investment Management") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) do not exceed the following percentages of its average daily net assets: Class A, 1.15%; and Class I, 0.85%. New York Life Investment Management will apply an equivalent waiver or reimbursement, in an equal number of basis points as the Class A shares waiver/reimbursement, to Investor Class and Class C shares. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or, at any time, upon approval of the Board of Trustees of the Fund.
[3]	New York Life Investment Management has contractually agreed to waive fees and/or reimburse expenses so that the transfer agency expenses charged to each of the Fund’s share classes do not exceed 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursements or small account fees. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods (except as indicated with respect to Class C shares). The Example reflects Class C shares converting into Investor Class shares in years 9-10; expenses could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	Assuming redemption at end of period
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - NYLI Candriam Emerging Markets Debt Fund - USD ($)	Class A	INVESTOR CLASS	Class C	Class I
Expense Example, with Redemption, 1 Year	$ 562	$ 547	$ 328	$ 87
Expense Example, with Redemption, 3 Years	815	908	757	288
Expense Example, with Redemption, 5 Years	1,088	1,293	1,312	507
Expense Example, with Redemption, 10 Years	$ 1,865	$ 2,370	$ 2,642	$ 1,136

Expense Example, No Redemption, By Year, Caption [Text]	Assuming no redemption
Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - NYLI Candriam Emerging Markets Debt Fund	Class C USD ($)
Expense Example, No Redemption, 1 Year	$ 228
Expense Example, No Redemption, 3 Years	757
Expense Example, No Redemption, 5 Years	1,312
Expense Example, No Redemption, 10 Years	$ 2,642

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 104% of the average value of its portfolio.

Portfolio Turnover, Rate	104.00%
NYLI Candriam Emerging Markets Debt Fund | Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.
NYLI Candriam Emerging Markets Debt Fund | INVESTOR CLASS
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.
NYLI MacKay High Yield Corporate Bond Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. In addition, different financial intermediary firms and financial professionals may impose different sales loads and waivers. More information about these and other discounts or waivers is available from your financial professional, in the "Information on Sales Charges" section starting on page 202 of the Prospectus and Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts, and in the "Alternative Sales Arrangements" section on page 150 of the Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - NYLI MacKay High Yield Corporate Bond Fund	Class A		INVESTOR CLASS		Class C	Class I	Class R2	Class R3	Class R6	SIMPLE CLASS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.50%		4.00%		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[1]	0.00%	[1]	1.00%	0.00%	0.00%	0.00%	0.00%	0.00%
[1]	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - NYLI MacKay High Yield Corporate Bond Fund		Class A	INVESTOR CLASS	Class C	Class I	Class R2	Class R3	Class R6	SIMPLE CLASS
Management Fees (as a percentage of Assets)	[1]	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%
Distribution and Service (12b-1) Fees		0.25%	0.25%	1.00%	0.00%	0.25%	0.50%	0.00%	0.50%
Other Expenses (as a percentage of Assets):		0.18%	0.37%	0.37%	0.18%	0.28%	0.28%	0.03%	0.12%
Expenses (as a percentage of Assets)		0.97%	1.16%	1.91%	0.72%	1.07%	1.32%	0.57%	1.16%
[1]	The management fee is as follows: 0.60% on assets up to $500 million; 0.55% on assets from $500 million to $5 billion; 0.525% on assets from $5 billion to $7 billion; 0.50% on assets from $7 billion to $10 billion; 0.49% on assets from $10 billion to $15 billion; and 0.48% on assets over $15 billion, plus a fee for fund accounting services previously provided by New York Life Investment Management LLC under a separate fund accounting agreement. This fund accounting services fee amounted to 0.01% of the Fund's average daily net assets.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods (except as indicated with respect to Class C shares). The Example reflects Class C shares converting into Investor Class shares in years 9-10; expenses could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	Assuming redemption at end of period
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - NYLI MacKay High Yield Corporate Bond Fund - USD ($)	Class A	INVESTOR CLASS	Class C	Class I	Class R2	Class R3	Class R6	SIMPLE CLASS
Expense Example, with Redemption, 1 Year	$ 545	$ 513	$ 294	$ 74	$ 109	$ 134	$ 58	$ 118
Expense Example, with Redemption, 3 Years	745	754	600	230	340	418	183	368
Expense Example, with Redemption, 5 Years	962	1,013	1,032	401	590	723	318	638
Expense Example, with Redemption, 10 Years	$ 1,586	$ 1,753	$ 2,038	$ 894	$ 1,306	$ 1,590	$ 714	$ 1,409

Expense Example, No Redemption, By Year, Caption [Text]	Assuming no redemption
Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - NYLI MacKay High Yield Corporate Bond Fund	Class C USD ($)
Expense Example, No Redemption, 1 Year	$ 194
Expense Example, No Redemption, 3 Years	600
Expense Example, No Redemption, 5 Years	1,032
Expense Example, No Redemption, 10 Years	$ 2,038

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 34% of the average value of its portfolio.

Portfolio Turnover, Rate	34.00%
NYLI MacKay High Yield Corporate Bond Fund | Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.
NYLI MacKay High Yield Corporate Bond Fund | INVESTOR CLASS
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.
NYLI MacKay Strategic Bond Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. In addition, different financial intermediary firms and financial professionals may impose different sales loads and waivers. More information about these and other discounts or waivers is available from your financial professional, in the "Information on Sales Charges" section starting on page 202 of the Prospectus and Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts, and in the "Alternative Sales Arrangements" section on page 150 of the Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - NYLI MacKay Strategic Bond Fund	Class A		INVESTOR CLASS		Class C	Class I	Class R6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.50%		4.00%		0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[1]	0.00%	[1]	1.00%	0.00%	0.00%
[1]	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - NYLI MacKay Strategic Bond Fund		Class A	INVESTOR CLASS	Class C	Class I	Class R6
Management Fees (as a percentage of Assets)	[1]	0.57%	0.57%	0.57%	0.57%	0.57%
Distribution and Service (12b-1) Fees		0.25%	0.25%	1.00%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.16%	0.42%	0.42%	0.16%	0.05%
Expenses (as a percentage of Assets)		0.98%	1.24%	1.99%	0.73%	0.62%
Fee Waiver or Reimbursement	[2],[3]	0.00%	(0.02%)	(0.02%)	(0.05%)	0.00%
Net Expenses (as a percentage of Assets)	[2],[3]	0.98%	1.22%	1.97%	0.68%	0.62%
Fee Waiver or Reimbursement over Assets, Date of Termination		February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027
[1]	The management fee is as follows: 0.60% on assets up to $500 million; 0.55% on assets from $500 million up to $1 billion; 0.50% on assets from $1 billion to $5 billion; and 0.475% on assets over $5 billion.
[2]	New York Life Investment Management LLC ("New York Life Investment Management") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest expenses (including interest on securities sold short), litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class I shares do not exceed 0.68% of its average daily net assets. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or, at any time, upon approval of the Board of Trustees of the Fund.
[3]	New York Life Investment Management has contractually agreed to waive fees and/or reimburse expenses so that the transfer agency expenses charged to each of the Fund’s share classes do not exceed 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursements or small account fees. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods (except as indicated with respect to Class C shares). The Example reflects Class C shares converting into Investor Class shares in years 9-10; expenses could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	Assuming redemption at end of period
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - NYLI MacKay Strategic Bond Fund - USD ($)	Class A	INVESTOR CLASS	Class C	Class I	Class R6
Expense Example, with Redemption, 1 Year	$ 545	$ 519	$ 300	$ 69	$ 63
Expense Example, with Redemption, 3 Years	748	776	622	228	199
Expense Example, with Redemption, 5 Years	967	1,052	1,071	401	346
Expense Example, with Redemption, 10 Years	$ 1,597	$ 1,838	$ 2,122	$ 902	$ 774

Expense Example, No Redemption, By Year, Caption [Text]	Assuming no redemption
Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - NYLI MacKay Strategic Bond Fund	Class C USD ($)
Expense Example, No Redemption, 1 Year	$ 200
Expense Example, No Redemption, 3 Years	622
Expense Example, No Redemption, 5 Years	1,071
Expense Example, No Redemption, 10 Years	$ 2,122

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 136% of the average value of its portfolio.

Portfolio Turnover, Rate	136.00%
NYLI MacKay Strategic Bond Fund | Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.
NYLI MacKay Strategic Bond Fund | INVESTOR CLASS
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.
NYLI MacKay U.S. Infrastructure Bond Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. In addition, different financial intermediary firms and financial professionals may impose different sales loads and waivers. More information about these and other discounts or waivers is available from your financial professional, in the "Information on Sales Charges" section starting on page 202 of the Prospectus and Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts, and in the "Alternative Sales Arrangements" section on page 150 of the Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - NYLI MacKay U.S. Infrastructure Bond Fund	Class A		INVESTOR CLASS		Class C	Class I	Class R6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.00%		2.50%		0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[1]	0.00%	[1]	1.00%	0.00%	0.00%
[1]	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - NYLI MacKay U.S. Infrastructure Bond Fund		Class A	INVESTOR CLASS	Class C	Class I	Class R6
Management Fees (as a percentage of Assets)	[1]	0.47%	0.47%	0.47%	0.47%	0.47%
Distribution and Service (12b-1) Fees		0.25%	0.25%	1.00%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.16%	0.58%	0.58%	0.16%	0.04%
Expenses (as a percentage of Assets)		0.88%	1.30%	2.05%	0.63%	0.51%
Fee Waiver or Reimbursement	[2],[3]	(0.03%)	(0.19%)	(0.19%)	(0.03%)	0.00%
Net Expenses (as a percentage of Assets)	[2],[3]	0.85%	1.11%	1.86%	0.60%	0.51%
Fee Waiver or Reimbursement over Assets, Date of Termination		February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027
[1]	The management fee is as follows: 0.50% on assets up to $500 million; 0.475% on assets from $500 million to $1 billion; 0.45% on assets over $1 billion to $3 billion; and 0.43% on assets over $3 billion.
[2]	New York Life Investment Management LLC ("New York Life Investment Management") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for a class do not exceed the following percentage of its average daily net assets: Class A, 0.85% and Class R6, 0.53%. New York Life Investment Management will apply an equivalent waiver or reimbursement, in an equal number of basis points of the Class A shares waiver/reimbursement to Investor Class, Class C and Class I shares. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or, at any time, upon approval of the Board of Trustees of the Fund.
[3]	New York Life Investment Management has contractually agreed to waive fees and/or reimburse expenses so that the transfer agency expenses charged to each of the Fund’s share classes do not exceed 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursements or small account fees. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods (except as indicated with respect to Class C shares). The Example reflects Class C shares converting into Investor Class shares in years 9-10; expenses could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	Assuming redemption at end of period
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - NYLI MacKay U.S. Infrastructure Bond Fund - USD ($)	Class A	INVESTOR CLASS	Class C	Class I	Class R6
Expense Example, with Redemption, 1 Year	$ 384	$ 360	$ 289	$ 61	$ 52
Expense Example, with Redemption, 3 Years	569	634	624	199	164
Expense Example, with Redemption, 5 Years	770	927	1,086	348	285
Expense Example, with Redemption, 10 Years	$ 1,349	$ 1,762	$ 2,171	$ 783	$ 640

Expense Example, No Redemption, By Year, Caption [Text]	Assuming no redemption
Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - NYLI MacKay U.S. Infrastructure Bond Fund	Class C USD ($)
Expense Example, No Redemption, 1 Year	$ 189
Expense Example, No Redemption, 3 Years	624
Expense Example, No Redemption, 5 Years	1,086
Expense Example, No Redemption, 10 Years	$ 2,171

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 71% of the average value of its portfolio.

Portfolio Turnover, Rate	71.00%
NYLI MacKay U.S. Infrastructure Bond Fund | Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.
NYLI MacKay U.S. Infrastructure Bond Fund | INVESTOR CLASS
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.
NYLI MacKay Tax Free Bond Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. In addition, different financial intermediary firms and financial professionals may impose different sales loads and waivers. More information about these and other discounts or waivers is available from your financial professional, in the "Information on Sales Charges" section starting on page 202 of the Prospectus and Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts, and in the "Alternative Sales Arrangements" section on page 150 of the Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - NYLI MacKay Tax Free Bond Fund	Class A		INVESTOR CLASS		Class C	Class C2	Class I	Class R6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.00%		2.50%		0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[1]	0.00%	[1]	1.00%	1.00%	0.00%	0.00%
[1]	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - NYLI MacKay Tax Free Bond Fund		Class A	INVESTOR CLASS	Class C	Class C2	Class I	Class R6
Management Fees (as a percentage of Assets)	[1]	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%
Distribution and Service (12b-1) Fees		0.25%	0.25%	0.50%	0.65%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.08%	0.12%	0.12%	0.12%	0.08%	0.02%
Expenses (as a percentage of Assets)		0.74%	0.78%	1.03%	1.18%	0.49%	0.43%
[1]	The management fee is as follows: 0.45% on assets up to $500 million; 0.425% on assets from $500 million to $1 billion; 0.40% on assets from $1 billion to $5 billion; 0.39% on assets from $5 billion to $7 billion; 0.38% on assets from $7 billion to $9 billion; 0.37% on assets from $9 billion to $11 billion; and 0.36% on assets over $11 billion, plus a fee for fund accounting services previously provided by New York Life Investment Management LLC under a separate fund accounting agreement. This fund accounting services fee amounted to 0.01% of the Fund's average daily net assets.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods (except as indicated with respect to Class C and Class C2 shares). The Example reflects Class C and Class C2 shares converting into Investor Class shares in years 9-10; expenses could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	Assuming redemption at end of period
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - NYLI MacKay Tax Free Bond Fund - USD ($)	Class A	INVESTOR CLASS	Class C	Class C2	Class I	Class R6
Expense Example, with Redemption, 1 Year	$ 373	$ 328	$ 205	$ 220	$ 50	$ 44
Expense Example, with Redemption, 3 Years	529	493	328	375	157	138
Expense Example, with Redemption, 5 Years	699	672	569	649	274	241
Expense Example, with Redemption, 10 Years	$ 1,191	$ 1,192	$ 1,189	$ 1,321	$ 616	$ 542

Expense Example, No Redemption, By Year, Caption [Text]	Assuming no redemption
Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - NYLI MacKay Tax Free Bond Fund - USD ($)	Class C	Class C2
Expense Example, No Redemption, 1 Year	$ 105	$ 120
Expense Example, No Redemption, 3 Years	328	375
Expense Example, No Redemption, 5 Years	569	649
Expense Example, No Redemption, 10 Years	$ 1,189	$ 1,321

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 54% of the average value of its portfolio.

Portfolio Turnover, Rate	54.00%
NYLI MacKay Tax Free Bond Fund | Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.
NYLI MacKay Tax Free Bond Fund | INVESTOR CLASS
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.
NYLI Money Market Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - NYLI Money Market Fund	Class A	INVESTOR CLASS	Class C	SIMPLE CLASS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%	0.00%	0.00%	0.00%

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - NYLI Money Market Fund		Class A	INVESTOR CLASS	Class C	SIMPLE CLASS
Management Fees (as a percentage of Assets)	[1]	0.40%	0.40%	0.40%	0.40%
Distribution and Service (12b-1) Fees		0.00%	0.00%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.12%	0.55%	0.55%	0.07%
Expenses (as a percentage of Assets)		0.52%	0.95%	0.95%	0.47%
Fee Waiver or Reimbursement	[2]	0.00%	(0.15%)	(0.15%)	0.00%
Net Expenses (as a percentage of Assets)	[2]	0.52%	0.80%	0.80%	0.47%
Fee Waiver or Reimbursement over Assets, Date of Termination		February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027
[1]	The management fee is as follows: 0.40% on assets up to $500 million; 0.35% on assets from $500 million up to $1 billion; and 0.30% on assets over $1 billion.
[2]	New York Life Investment Management LLC ("New York Life Investment Management") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) do not exceed the following percentages of its average daily net assets: Class A, 0.70%; Investor Class, 0.80%; Class C, 0.80%; and SIMPLE Class, 0.80%. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or, at any time, upon approval of the Board of Trustees of the Fund.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - NYLI Money Market Fund - USD ($)	Class A	INVESTOR CLASS	Class C	SIMPLE CLASS
Expense Example, with Redemption, 1 Year	$ 53	$ 82	$ 82	$ 48
Expense Example, with Redemption, 3 Years	167	288	288	151
Expense Example, with Redemption, 5 Years	291	511	511	263
Expense Example, with Redemption, 10 Years	$ 653	$ 1,153	$ 1,153	$ 591

NYLI Income Builder Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. In addition, different financial intermediary firms and financial professionals may impose different sales loads and waivers. More information about these and other discounts or waivers is available from your financial professional, in the "Information on Sales Charges" section starting on page 202 of the Prospectus and Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts, and in the "Alternative Sales Arrangements" section on page 150 of the Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - NYLI Income Builder Fund	Class A		INVESTOR CLASS		Class C	Class I	Class R6	SIMPLE CLASS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.00%		2.50%		0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[1]	0.00%	[1]	1.00%	0.00%	0.00%	0.00%
[1]	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - NYLI Income Builder Fund		Class A	INVESTOR CLASS	Class C	Class I	Class R6	SIMPLE CLASS
Management Fees (as a percentage of Assets)	[1]	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%
Distribution and Service (12b-1) Fees		0.25%	0.25%	1.00%	0.00%	0.00%	0.50%
Other Expenses (as a percentage of Assets):		0.14%	0.44%	0.44%	0.14%	0.06%	0.15%
Expenses (as a percentage of Assets)		1.02%	1.32%	2.07%	0.77%	0.69%	1.28%
Fee Waiver or Reimbursement	[2]	0.00%	(0.04%)	(0.04%)	0.00%	0.00%	0.00%
Net Expenses (as a percentage of Assets)	[2]	1.02%	1.28%	2.03%	0.77%	0.69%	1.28%
Fee Waiver or Reimbursement over Assets, Date of Termination		February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027
[1]	The management fee is as follows: 0.64% on assets up to $500 million; 0.60% on assets from $500 million up to $1 billion; 0.575% on assets from $1 billion up to $5 billion; and 0.565% on assets over $5 billion, plus a fee for fund accounting services previously provided by New York Life Investment Management LLC (“New York Life Investment Management”) under a separate fund accounting agreement. This fund accounting services fee amounted to 0.01% of the Fund's average daily net assets.
[2]	New York Life Investment Management has contractually agreed to waive fees and/or reimburse expenses so that the transfer agency expenses charged to each of the Fund’s share classes do not exceed 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursements or small account fees. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods (except as indicated with respect to Class C shares). The Example reflects Class C shares converting into Investor Class shares in years 9-10; expenses could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	Assuming redemption at end of period
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - NYLI Income Builder Fund - USD ($)	Class A	INVESTOR CLASS	Class C	Class I	Class R6	SIMPLE CLASS
Expense Example, with Redemption, 1 Year	$ 401	$ 377	$ 306	$ 79	$ 70	$ 130
Expense Example, with Redemption, 3 Years	615	654	645	246	221	406
Expense Example, with Redemption, 5 Years	846	952	1,110	428	384	702
Expense Example, with Redemption, 10 Years	$ 1,510	$ 1,797	$ 2,205	$ 954	$ 859	$ 1,545

Expense Example, No Redemption, By Year, Caption [Text]	Assuming no redemption
Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - NYLI Income Builder Fund	Class C USD ($)
Expense Example, No Redemption, 1 Year	$ 206
Expense Example, No Redemption, 3 Years	645
Expense Example, No Redemption, 5 Years	1,110
Expense Example, No Redemption, 10 Years	$ 2,205

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 50% of the average value of its portfolio.

Portfolio Turnover, Rate	50.00%
NYLI Income Builder Fund | Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.
NYLI Income Builder Fund | INVESTOR CLASS
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.
NYLI MacKay Convertible Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. In addition, different financial intermediary firms and financial professionals may impose different sales loads and waivers. More information about these and other discounts or waivers is available from your financial professional, in the "Information on Sales Charges" section starting on page 202 of the Prospectus and Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts, and in the "Alternative Sales Arrangements" section on page 150 of the Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Prospectus Summary - NYLI MacKay Convertible Fund	Class A		INVESTOR CLASS		Class C	Class I
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%		5.00%		0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[1]	0.00%	[1]	1.00%	0.00%
[1]	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - NYLI MacKay Convertible Fund		Class A	INVESTOR CLASS	Class C	Class I
Management Fees (as a percentage of Assets)	[1]	0.55%	0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees		0.25%	0.25%	1.00%	0.00%
Other Expenses (as a percentage of Assets):		0.13%	0.36%	0.36%	0.13%
Expenses (as a percentage of Assets)		0.93%	1.16%	1.91%	0.68%
Fee Waiver or Reimbursement	[2]	0.00%	0.00%	0.00%	(0.07%)
Net Expenses (as a percentage of Assets)	[2]	0.93%	1.16%	1.91%	0.61%
Fee Waiver or Reimbursement over Assets, Date of Termination		February 28, 2027	February 28, 2027	February 28, 2027	February 28, 2027
[1]	The management fee is as follows: 0.60% on assets up to $500 million; 0.55% on assets from $500 million up to $1 billion; 0.50% on assets from $1 billion up to $2 billion; 0.49% on assets from $2 billion to $5 billion; and 0.48% on assets over $5 billion.
[2]	New York Life Investment Management LLC ("New York Life Investment Management") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class I shares do not exceed 0.61% of its average daily net assets. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or, at any time, upon approval of the Board of Trustees of the Fund.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods (except as indicated with respect to Class C shares). The Example reflects Class C shares converting into Investor Class shares in years 9-10; expenses could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	Assuming redemption at end of period
Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - NYLI MacKay Convertible Fund - USD ($)	Class A	INVESTOR CLASS	Class C	Class I
Expense Example, with Redemption, 1 Year	$ 640	$ 612	$ 294	$ 62
Expense Example, with Redemption, 3 Years	830	850	600	211
Expense Example, with Redemption, 5 Years	1,036	1,106	1,032	372
Expense Example, with Redemption, 10 Years	$ 1,630	$ 1,839	$ 2,038	$ 840

Expense Example, No Redemption, By Year, Caption [Text]	Assuming no redemption
Expense Example, No Redemption [Table]
Expense Example, No Redemption - Prospectus Summary - NYLI MacKay Convertible Fund	Class C USD ($)
Expense Example, No Redemption, 1 Year	$ 194
Expense Example, No Redemption, 3 Years	600
Expense Example, No Redemption, 5 Years	1,032
Expense Example, No Redemption, 10 Years	$ 2,038

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 40% of the average value of its portfolio.

Portfolio Turnover, Rate	40.00%
NYLI MacKay Convertible Fund | Class A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.
NYLI MacKay Convertible Fund | INVESTOR CLASS
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.